EQUITY SETTLED SHARE-BASED TRANSACTIONS	12 Months Ended
Dec. 31, 2016
EQUITY SETTLED SHARE-BASED TRANSACTIONS
EQUITY SETTLED SHARE-BASED TRANSACTIONS

25.EQUITY SETTLED SHARE-BASED TRANSACTIONS

Win Yin granted stock options and restricted share units (“RSUs”) on Win Yin’s shares to certain directors, eligiable person and employees of the Transfered Entities. Compensation cost related to the grant of the share options and RSUs are recorded as expense with a corresponding credit to equity.

Pursuant to the Reorganization completed on November 18, 2015, Yintech became the holding company of the Transferred Entities and the Group. In connection with the Reorganization, Yintech issued stock options and RSUs on its shares to the Group’s employees as replacement of the stock options and RSUs issued by Win Yin. The terms and conditions of the stock options, such as vesting and exercisability, remain the same.

(a)Stock option

In 2014, Win Yin granted a total of 46,524,100 stock options to certain directors, eligible person and employees. No stock options were granted in 2015. In 2016, Yintech granted a total of 63,741,271 stock option to certain directors, eligible person and employees. The stock options are vested during the vesting period, subject to the fulfillment of certain operational and/or financial performance targets as set by the Board, if any, that are probable of being met. Upon vesting, each stock option shall be entitled to the purchase of one ordinary share in the share capital of Yintech before it lapses.

Stock option activity during the periods indicated is as follows:

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic
	of options	price		term	value
Balance at January 1, 2014	36,771,900	USD	0.163	6.17	—
Granted	46,524,100	USD	0.163	7.86	46,571
Exercised	—		—	—	—
Forfeited	—		—	—	—
Expired	—		—	—	—
Balance at December 31, 2014	83,296,000	USD	0.163	6.67	83,379

Exercisable at December 31, 2014	—		—	—	—
Balance at January 1, 2015	83,296,000	USD	0.163	6.67	83,379
Granted	—		—	—	—
Exercised	—		—	—	—
Forfeited	(4,639,500)	USD	0.163	6.92	(7,504)
Expired	—		—	—	—
Balance at December 31, 2015	78,656,500	USD	0.163	5.60	127,216

Exercisable at December 31, 2015	—		—	—	—
Balance at January 1, 2016	78,656,500	USD	0.163	5.60	127,216
Granted	63,741,271	USD	0.565	6.25	113,018
Exercised	(9,549,860)	USD	0.163	—	(43,562)
Forfeited	(9,447,057)	USD	0.174	4.52	(42,382)
Expired	—		—	—	—
Balance at December 31, 2016	123,400,854	USD	0.370	5.38	385,869

Exercisable at December 31, 2016	40,422,998	USD	0.163	3.55	126,401

The weighted average grant date fair value of options granted during the years ended December 31, 2014 and 2016 was RMB 51.90 million and RMB 15.19 million, respectively. The Company didn’t grant any stock options in 2015 due to the Reorganization.

At December 31, 2016, there was RMB 22.54 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of 1.51 years, respectively. During the years ended 2014, 2015 and 2016, compensation cost recognized in earnings in relation to stock options are RMB 6.95 million, RMB 21.21 million and RMB 23.18 million, respectively. No tax benefit was recognized on the share-based compensation.

Fair value of share options and assumptions

The estimate of the fair value of the share options granted is measured based on a binomial lattice model. The contractual life of the share option is used as an input into this model. Expectations and staff turnover rate are incorporated into the binomial lattice model.

	2014	2015	2016
	RMB	RMB	RMB

Expected volatility (expressed as weighted average volatility)	39.53%	—	48.44%
Option life	6.97-8.97	—	5.97-8
Expected dividends	—	—	0-1.8%
Risk-free interest rate	1.41%-1.61%	—	1.43%-1.94%

Because Yintech’s shares did not have a trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry. Changes in the subjective input assumptions could materially affect the fair value estimate.

Share options were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There was no market conditions associated with the share option grants.

(b)Restricted share units

In 2015, Win Yin granted a total of 12,665,000 RSUs to certain directors, eligible person and employees. In 2016, Yintech granted a total of 31,924,995 RSUs to certain directors, eligible person and employees. The RSUs are vested during the vesting period, subject to the fulfillment of certain operational and/or financial performance targets as set by the Board, if any, that are probable of being met. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of Yintech.

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of units	price	term	value
Balance at January 1, 2015	—	—		—
Granted	12,665,000		2.21	33,857
Exercised	—	—	—	—
Forfeited	(2,875,125)	—	1.25	(7,686)
Expired	—	—	—	—
Balance at December 31, 2015	9,789,875	—	1.25	26,171

Exercisable at December 31, 2015
Balance at January 1, 2016	9,789,875	—	1.25	26,171
Granted	31,924,995		0.24	181,757
Exercised	(2,452,960)	—	—	(13,965)
Forfeited	(3,723,826)	—	1.21	(21,201)
Expired	—	—	—	—
Balance at December 31, 2016	35,538,084	—	1.16	202,328

Exercisable at December 31, 2016

The weighted average grant date fair value of RSUs granted during the years ended December 31, 2015 and 2016 was RMB 23.40 million and RMB 118.76 million. As of December 31, 2016, there was RMB 5.38 million of total unrecognized compensation cost related to unvested RSUs.  That cost is expected to be recognized over a weighted average period of 1.43 years. In 2015 and 2016, compensation cost recognized in earnings in relation to RSUs is RMB 9.77 million and RMB 140.63 million, respectively. No tax benefit was recognized on the share-based compensation.